Schedule of Lease Costs (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Short-term lease cost	$ 242	$ 1,117
Variable lease cost	1,178	154
Total lease cost	14,950	2,475
Cost of Sale [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease expense - office and equipment	3,609	326
Selling General And Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease expense - office and equipment	215	197
Depreciation And Amortization [Member]
Restructuring Cost and Reserve [Line Items]
Finance lease interest expense - office and equipment	7,960	475
Interest Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Finance lease interest expense - office and equipment	$ 1,746	$ 206